Operating Costs and Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operational costs	R$ (17,759,792)
Selling expenses	(137,121)	R$ (152,638)	R$ (175,669)
General and administrative expenses	(825,350)	(1,078,037)	(733,695)
Other operational income (expenses), net	(145,727)	(280,460)	(739,635)
Total operating costs and expenses	(18,867,990)	(18,092,563)	(17,254,583)
Non-manageable Costs And Expenses [Member]
Operational costs	(11,791,321)
Selling expenses	0
General and administrative expenses	0
Other operational income (expenses), net	0
Total operating costs and expenses	(11,791,321)	(10,630,554)	(10,594,256)
Manageable Costs And Expenses [Member]
Operational costs	(2,068,036)
Selling expenses	(137,121)
General and administrative expenses	(782,152)
Other operational income (expenses), net	(100,974)
Total operating costs and expenses	(3,088,283)	(3,760,249)	(3,290,042)
Other [Member]
Operational costs	(3,900,435)
Selling expenses	0
General and administrative expenses	(43,198)
Other operational income (expenses), net	(44,753)
Total operating costs and expenses	(3,988,386)	(3,701,760)	(3,370,285)
Electricity Purchased For Resale [Member] | Non-manageable Costs And Expenses [Member]
Operational costs	(8,924,895)
Selling expenses	0
General and administrative expenses	0
Other operational income (expenses), net	0
Total operating costs and expenses	(8,924,895)	(7,716,190)	(8,096,910)
Charge Of The Main Distribution And Transmission Grid [Member] | Non-manageable Costs And Expenses [Member]
Operational costs	(2,865,490)
Selling expenses	0
General and administrative expenses	0
Other operational income (expenses), net	0
Total operating costs and expenses	(2,865,490)	(2,896,710)	(2,487,997)
Materials And Supplies For Power Electricity [Member] | Non-manageable Costs And Expenses [Member]
Operational costs	(936)
Selling expenses	0
General and administrative expenses	0
Other operational income (expenses), net	0
Total operating costs and expenses	(936)	(17,654)	(9,349)
Personnel And Management [Member] | Manageable Costs And Expenses [Member]
Operational costs	(721,764)
Selling expenses	0
General and administrative expenses	(360,033)
Other operational income (expenses), net	0
Total operating costs and expenses	(1,081,797)	(1,878,332)	(977,904)
Pension And Healthcare Plans [Member] | Manageable Costs And Expenses [Member]
Operational costs	(178,232)
Selling expenses	0
General and administrative expenses	(81,120)
Other operational income (expenses), net	0
Total operating costs and expenses	(259,352)	(260,159)	(260,197)
Materials And Supplies [Member] | Manageable Costs And Expenses [Member]
Operational costs	(69,902)
Selling expenses	0
General and administrative expenses	(16,980)
Other operational income (expenses), net	0
Total operating costs and expenses	(86,882)	(102,667)	(90,541)
Third Party Services [Member] | Manageable Costs And Expenses [Member]
Operational costs	(795,736)
Selling expenses	(2,557)
General and administrative expenses	(276,015)
Other operational income (expenses), net	0
Total operating costs and expenses	(1,074,308)	(996,312)	(754,551)
Estimated Losses Provisions And Reversals [Member] | Manageable Costs And Expenses [Member]
Operational costs	(24,165)
Selling expenses	(100,730)
General and administrative expenses	0
Other operational income (expenses), net	(220,207)
Total operating costs and expenses	(345,102)	(92,235)	(717,531)
Other Operating Costs And Expenses Net [Member] | Manageable Costs And Expenses [Member]
Operational costs	(278,237)
Selling expenses	(33,834)
General and administrative expenses	(48,004)
Other operational income (expenses), net	119,233
Total operating costs and expenses	(240,842)	(430,544)	(489,318)
Depreciation And Amortization [Member] | Other [Member]
Operational costs	(1,377,527)
Selling expenses	0
General and administrative expenses	(43,198)
Other operational income (expenses), net	(44,753)
Total operating costs and expenses	(1,465,478)	(1,382,040)	(1,233,097)
Construction Cost [Member] | Other [Member]
Operational costs	(2,522,908)
Selling expenses	0
General and administrative expenses	0
Other operational income (expenses), net	0
Total operating costs and expenses	R$ (2,522,908)	R$ (2,319,720)	R$ (2,137,188)